COMMITMENTS AND CONTINGENCIES - SCHEDULE OF NUCLEAR INSURANCE (Details) - San Diego Gas and Electric Company [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Schedule Of Nuclear Insurance [Line Items]
Nuclear Liability Insurance Coverage, Maximum	$ 375,000
Secondary Financial Protection, Maximum	13,200,000
Secondary Financial Protection, Company Contribution, Maximum	50,930
Secondary Financial Protection, Company Contribution, Annual Maximum	7,600
Nuclear Property Damage Insurance, Premium Assessment	9,700
Nuclear Property Damage Insurance, Deductible Per Event	$ 2,500